November 23, 2020

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust

File Nos. 333-184477 and 811-22761

Ladies and Gentlemen:

On behalf of the Stone Ridge Diversified Alternatives Fund, a series of Stone Ridge Trust (the “Trust”), a Delaware statutory trust, we are filing today, for effectiveness January 22, 2021, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s existing registration statement on Form N-1A (the “Registration Statement”) under the Act and the Investment Company Act of 1940, as amended (File No. 333-184477).

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (212) 257-4781 or daniel.whitney@stoneridgeam.com.

Very truly yours,

/s/ Daniel W. Whitney

Daniel W. Whitney

Enclosures